Other Current Assets (Details) - Schedule other current assets are comprised - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule other current assets are comprised [Abstract]
Deposits	$ 56	$ 68	$ 60
Grant receivable		50	315
Salary deposit	66	51	24
Value added tax (“VAT”) receivable	472	166	406
Employee receivables			14
Sales taxes recoverable			2
Total	$ 631	$ 335	$ 821